Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment, Net [Line Items]
Property, Plant and Equipment, Gross	$ 4,748,176	$ 4,748,176	$ 4,780,081
Less: accumulated depreciation	(381,764)	(341,904)	(191,648)
Property, Plant and Equipment, Net	4,366,412	4,406,272	4,588,433
Computers & Peripherals [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, Plant and Equipment, Gross			7,167
Trucks & Automobiles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, Plant and Equipment, Gross	285,099	285,099	293,599
Machinery & Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, Plant and Equipment, Gross	67,847	67,847	84,085
Building [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, Plant and Equipment, Gross	3,465,230	3,465,230	3,465,230
Land [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, Plant and Equipment, Gross	$ 930,000	$ 930,000	$ 930,000